Putnam Investments, LLC
                              One Post Office Square
                              Boston, MA 02109
                              March 2, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: The Putnam Fund for Growth and Income (Reg. No. 2-13644) (811-781)
    (the "Fund")

Post-Effective Amendment No.107 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 107 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on March 1, 2004.

Comments or questions concerning this certificate may be directed to James F. Clark at 1-800-225-2465, ext. 18939.

                              Very truly yours,

                              The Putnam Fund for Growth and Income

                              /s/ Gordon H. Silver
                          By: ----------------------------
                              Gordon H. Silver
                              Vice President

cc: Ropes & Gray LLP